Earnings per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share
Basic EPS - Net income	$ 184.5	$ 196.5	$ 341.0	$ 378.5
Basic EPS - (in shares)	191,900,000	191,500,000	191,900,000	191,400,000
Basic earnings per share (in dollars per share)	$ 0.96	$ 1.03	$ 1.78	$ 1.98
Effect of dilutive securities - (in shares)	300,000	400,000	300,000	400,000
Effect of dilutive securities - (in dollars per share)		(0.01)	(0.01)	(0.01)
Diluted EPS - Net income	$ 184.5	$ 196.5	$ 341.0	$ 378.5
Diluted EPS - (in shares)	192,200,000	191,900,000	192,200,000	191,800,000
Diluted EPS (in dollars per share)	$ 0.96	$ 1.02	$ 1.77	$ 1.97
Securities excluded from computation of diluted EPS (in shares)	59,636	109,948	47,767	109,948